Goodwill and Intangibles	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31, 2015 and 2014:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$111	$(57)	$—	$54	$101	$(57)	$2	$46
Forest Products Resins	81	—	(13)	68	81	—	(8)	73
Total	$192	$(57)	$(13)	$122	$182	$(57)	$(6)	$119

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2013	$34	$78	$112
Acquisitions	13	—	13
Foreign currency translation	(1)	(5)	(6)
Goodwill balance at December 31, 2014	46	73	119
Acquisitions	10	—	10
Foreign currency translation	(2)	(5)	(7)
Goodwill balance at December 31, 2015	$54	$68	$122

In 2015, the Company acquired the remaining 50% interest in Momentive Union Specialty Chemicals Ltd, a joint venture in China, from its joint venture partner, and the allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in $10 being allocated to goodwill (see Note 13).
In 2014, the Company acquired a manufacturing facility in Shreveport, Louisiana, and the allocation of fair value to the assets acquired and liabilities assumed at the date of acquisition resulted in $13 being allocated to goodwill (see Note 13).
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31, 2015 and 2014:

	2015				2014
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$112	$—	$(85)	$27	$112	$—	$(78)	$34
Customer lists and contracts	109	(17)	(69)	23	109	(17)	(62)	30
Other	25	—	(10)	15	25	—	(8)	17
Total	$246	$(17)	$(164)	$65	$246	$(17)	$(148)	$81

The impact of foreign currency translation on intangible assets is included in accumulated amortization.
In 2014, in conjunction with the acquisition of the manufacturing facility in Shreveport, Louisiana discussed above, the Company recorded other amortizable intangible assets of $16, which primarily consisted of customer lists and contracts (see Note 13).
Total intangible amortization expense for the years ended December 31, 2015, 2014 and 2013 was $13, $14 and $13, respectively.
Estimated annual intangible amortization expense for 2016 through 2020 is as follows:

2016	$13
2017	9
2018	8
2019	8
2020	8